Scott Van Wyngarden Associate General Counsel Lincoln Benefit Life Company 701 O Street, Suite 500 Lincoln, Nebraska 68508 (515) 304-4612 svanwyngarden@kuvare.com

May 4, 2026
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
Lincoln Benefit Life Company
Definitive Filings Pursuant to Rule 497(j)

File Nos.: 333-286279 and 333-286299

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.
The text of the most recent post-effective amendments has been filed with the Commission electronically on April 17, 2026.

Sincerely,

/s/ Scott Van Wyngarden

Scott Van Wyngarden
Associate General Counsel
Lincoln Benefit Life Company